Subsequent Events (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		114 Months Ended	120 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Oct. 02, 2012
Subsequent Event [Line Items]
Aggregate amount of interest payments	$ 1,830,000	$ 151,000	$ 3,257,000	$ 325,000	$ 2,957,000	$ 849,000	$ 17,846,000	$ 21,103,000
Exercise price (in dollars per share)									$ 0.75
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate amount of interest payments					500,000
Interest rate (in hundredths)					10.00%		10.00%
Number of days following the issuance of convertible notes and warrants					150 days
Number of calendar days following day on convertible notes and warrants					180 days
Maximum percentage of holding on number of outstanding shares (in hundredths)					9.985%		9.985%
Number of extend period on interest payment					1 day
Exercise price (in dollars per share)					$ 0.75		$ 0.75
Proceeds from exercise of warrants					$ 30,000,000